SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Expenses By Nature
Office and overhead	$ 517	$ 468	$ 1,742	$ 1,133
Salaries and wages	395	308	1,537	1,377
Corporate development and legal	115	245	227	519
Public company costs	40	57	156	138
Administrative expenses	$ 1,067	$ 1,078	$ 3,662	$ 3,167